HOMES 2025-NQM2 TRUST ABS 15G

 Exhibit 99.8 Schedule 1

LOAN DATA						ORIGINATION DATA				AVM Data						DESK REVIEW DATA					BPO REVIEW DATA					FIELD REVIEW/2055 DATA					2ND APPRAISAL DATA					AGENCY DATA
Redacted Loan ID	Loan Number	Loan Number 2	Note Date	Original Loan Amount	Sales Price	Appraised Value	Value for CLTV	Appraisal Date	Appraisal Type	AVM Value	Variance $	Variance %	AVM Company	AVM FSD Score	AVM Effective Date	Desk Value	Variance $	Variance %	Desk Company	Desk Report Date	BPO As-Is Value	Variance $	Variance %	BPO Company	BPO Inspection Date	FR Value	Variance $	Variance %	FR Company	FR Report Date	2nd Appraisal Value	Variance $	Variance %	2nd Appraisal Company	2nd Appraisal Date	Eligible for Rep/Warrant Relief	LCA Risk Score	CU Score
3GQ5ONCMC5C	xxx		xxx	xxx	xxx	xxx	xxx	xxx	1004 Residential Appraisal	xxx	xxx	-2.459%	xxx	0.038	xxx																					No	Unavailable	Unavailable